26. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

Specific Legal Matters

Mongolia Mining Division Sale – Arbitration Proceedings with Uranium Industry

On December 12, 2017, the Company filed a Request for Arbitration between the Company and Uranium Industry under the Arbitration Rules of the London Court of International Arbitration (see note 5) in conjunction with the default of Uranium Industry’s obligations under the GSJV and Extension agreements. A response and counterclaim was submitted by Uranium Industry on February 14, 2018. The parties are currently working to appoint a chair of the arbitration panel.

General Legal Matters

The Company is involved, from time to time, in various legal actions and claims in the ordinary course of business. In the opinion of management, the aggregate amount of any potential liability is not expected to have a material adverse effect on the Company’s financial position or results.

Performance Bonds and Letters of Credit

In conjunction with various contracts, reclamation and other performance obligations, the Company may be required to issue performance bonds and letters of credit as security to creditors to guarantee the Company’s performance. Any potential payments which might become due under these items would be related to the Company’s non-performance under the applicable contract. As at December 31, 2017, the Company had: (a) outstanding letters of credit of CAD$24,135,000 for reclamation obligations of which CAD$24,000,000 is collateralized by the Company’s 2017 credit facility (see note 16) and the remainder is collateralized by cash (see note 11); and (b) outstanding performance bonds of CAD$463,000 as security for various contractual performance obligations.

Others

The Company has committed to payments under various operating leases and other commitments. Excluding spending amounts which may be required to maintain the Company’s mineral properties in good standing, the future minimum payments are as follows:

(in thousands)

2018	$188
2019	165
2020	159
2021	155
2022	92
2023 and thereafter	235
$994